UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06251

               ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST, INC. (Exact name of registrant as specified in charter)

          1345 Avenue of the Americas, New York, New York      10105
           (Address of principal executive offices)         (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                     Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

                                         Principal
                                           Amount
                                           (000)     U.S. $ Value
                                         ---------   ------------
SHORT-TERM INVESTMENT - 100.3%
Societe Generale
   5.30%, 8/01/06
   (cost $115,600,000)                    $115,600   $115,600,000
                                                     ------------
Total Investments - 100.3%
   (cost $115,600,000)                                115,600,000
Other assets less liabilities - (0.3%)                   (374,181)
                                                     ------------
NET ASSETS - 100%                                    $115,225,819
                                                     ============

FORWARD CURRENCY EXCHANGE CONTRACTS

                                     U.S. $        U.S. $
                       Contract     Value on      Value at      Unrealized
                        Amount    Origination     July 31,     Appreciation/
                         (000)        Date          2006      (Depreciation)
                      ---------   -----------   -----------   --------------
Buy Contracts:
Australian Dollar,
   settling 8/02/06       1,907   $ 1,423,014   $ 1,461,365      $  38,351
British Pound,
   settling 8/02/06       4,079     7,535,393     7,620,037         84,644
Canadian Dollar,
   settling 8/02/06       5,108     4,475,757     4,513,307         37,550
Danish Krona,
   settling 8/02/06      40,213     6,804,123     6,884,239         80,116
Euro Dollar,
   settling 8/02/06      30,112    38,035,313    38,465,620        430,307
Japanese Yen,
   settling 8/02/06   1,836,300    15,722,257    16,017,266        295,009
New Zealand Dollar,
   settling 8/02/06       4,500     2,809,603     2,778,961        (30,642)
Swedish Krona,
   settling 8/02/06      15,401     2,148,478     2,137,001        (11,477)

Sale Contracts:
Australian Dollar,
   settling 8/02/06       1,907     1,438,557     1,461,365        (22,808)
British Pound,
   settling 8/02/06       4,079     7,501,249     7,620,037       (118,788)
Canadian Dollar,
   settling 8/02/06       5,108     4,589,823     4,513,307         76,516
Danish Krona,
   settling 8/02/06      40,213     6,891,270     6,884,239          7,031
Euro Dollar,
   settling 8/02/06      30,112    38,489,409    38,465,620         23,789
Japanese Yen,
   settling 8/02/06   1,836,300    16,011,122    16,017,267         (6,145)
New Zealand Dollar,
   settling 8/02/06       4,500     2,721,366     2,778,961        (57,595)
Swedish Krona,
   settling 8/02/06      15,401     2,101,907     2,137,001        (35,094)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
  3(a)(1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

  3(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Multi-Market Strategy Trust, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: September 20, 2006